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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21123

AGILEX Funds

(Exact name of registrant as specified in charter)

200 East Broward Boulevard, Suite 920
Fort Lauderdale, Florida 33301

(Address of principal executive offices) (Zip code)

Robert M. Gunville, President
AGILEX Funds
200 East Broward Boulevard, Suite 920
Fort Lauderdale, Florida 33301

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 617-1700

Date of fiscal year end: 12/31/2005

Date of reporting period: 12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

AGILEX FUNDS

AGILEX Principal Protected Total Index Series I

AGILEX Principal Protected LS Series I

AGILEX Total Index Protected Growth Fund II

AGILEX LS Protected Growth Fund II

AGILEX Total Index Growth Fund III

ANNUAL REPORT
DECEMBER 31, 2005

Table of Contents

Annual Report to Shareholders	i
Principal Protection Feature	ii
Performance, Expense Examples, and Schedule of Investments
Principal Protected Total Index Series I	1
Principal Protected LS Series I	3
Total Index Protected Growth Fund II	5
LS Protected Growth Fund II	7
Total Index Growth Fund III	9
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	21
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	33
Trustee and Officer Information	34
Other Matters	35

February, 2006

AGILEX Advisors
Annual Shareholder Letter

To Our Shareholders:

First of all, from all members of the AGILEX team we want to thank our shareholders for all of their support during 2005. While 2005 was not been overwhelmingly strong or weak for the market it has served investors well as a transitory year of consolidation with the hope for stronger gains in 2006.

The two primary factors that hurt the market were the Fed raising rates and energy prices, which were far more volatile then most had anticipated. Beginning in June 2004, a steady campaign of quarter-point interest-rate increases by the Fed brought federal funds rate to 4.50 percent. Rising rates are seen as a negative for stocks because they increase borrowing costs for companies and consumers. Keeping inflation in check was the primary reason the Fed kept increasing rates, and nowhere were price increases more intensely felt in the U.S. economy than in the oil and gas sectors. The fact that inflation picked up and caused the Fed to keep raising rates was caused by hurricane-related surge in energy prices.

The fourth quarter advance in the market has finally run out of fuel, as a number of the indicators we use to implement our asset allocation told us it would. As such we have reduced our exposure to the equity market. Our psychology indicators have deteriorated enough for us to take some profits and reduce exposure. These profits will allow us to further implement our -equity strategy over the life of the Funds.

In regards to the overall performance of the Funds specific to the movement in the daily net asset values or lack thereof, (due to the impact of the bonds that provide principal protection), we want to again stress four points to our shareholders:

▪	The managed option portion of the Funds this year was a significant contribution to each Funds’ performance.

▪
The net asset values are driven, predominately, buy the zero-coupon bonds we hold as part of principal protection feature for the portfolios. These bonds will mature at par but are subject to daily movement in the bond market. This year has been very poor for bonds with yields moving from 4.15% to over 4.65% thus hurting the performance of the zero-coupon bonds held and impacting overall performance.

▪
The purchases of the Zero-Coupon bonds are done at a discount and mature at par or 100. As of 12/31/05 the price of the bonds is $83.07 for Series I, $81.59 for Series II, and $79.74 for Series III. All of these prices will be at $100 upon maturity and thus add a substantial percentage return to the underlining NAV of the Funds at maturity.

▪
The investment in these portfolios is a seven year investment. We remain steadfastly confident that the managed equity portion of the portfolios will perform over that period, as is evidenced by this year’s return.

While further consolidation could occur over the near-term we remain very constructive on the market over the longer term as we head into 2006. Valuations are extremely positive, inflation pressures are subsiding, and the Fed could be easing rates in the not to distant future. Barring any unforeseen events, 2006 could be a very rewarding year for the patient investor. We look forward to serving you in 2006.

Sincerely,

Robert Gunville

i

AGILEX Funds

Principal Protection Feature

December 31, 2005

Your Protected Amount will equal 90% (100% for Series I) of your initial investment, including any sales load charged on the purchase of shares of the Fund, as of the Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

You may not redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all of your shares in a Fund prior to the Principal Protected Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount at the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:

Each Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund typically will maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses.

Each Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of sale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While each fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

ii

AGILEX FUNDS
Principal Protected Total Index Series I
December 31, 2005

The AGILEX Principal Protected Total Index Series I Fund returned (5.88)% for the year. That was below the S&P 500 Index which was up 4.91% for 2005. The Fund’s primary investment objective is to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. The secondary objective is to protect a shareholder’s Protected Amount at the end of the same seven-year period. The two primary factors that hurt the market were the Fed raising rates and energy prices, which were far more volatile then most had anticipated. Because of elevated interest rates, yields moving from 4.15% to over 4.65%, and higher energy prices the Zero-Coupon bond in the Fund adversely affected the performance of the Fund. The net asset value of the Fund is driven, predominately, by the Zero-Coupon bond we hold as part of principal protection feature for the Fund. This Zero-Coupon bond will mature at par but is subject to daily movement in the bond market. This year has been very poor for bonds with this hurting the performance of the Zero-Coupon bond held and impacting overall performance.

As we transition into 2006 the managed option portion of the Fund continues to perform well. During the course of 2005 there were a number of peaks and valleys in the market, which allowed us to utilize both call and put options in the Fund. By taking profits on our option positions when presented to us we were able to maintain and contribute to the investable cash portion of the Fund. This allows us to participate at a greater percentage in the equity option portion of the Fund. Currently, a number of our indicators we utilize have turned cautious, therefore we have reduced overall exposure in the equity markets. While further consolidation could occur over the near-term we remain very constructive on the market over the longer term as we head into 2006.

	1 Year Ended	Since
Total Return	12/31/05	Inception*
AGILEX Principal Protected Total Index Series I**	(5.88)%	(2.98)%
S&P 500 Index	4.91%	11.11%

*	While the Fund commenced operations on April 17, 2003, by initiating the sales of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**
Performance includes a maximum 4.25% front-end sales charge. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in value of an investment in the AGILEX Principal Protected Total Index Series I Fund and the S&P 500 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past Performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction cost for rebalancing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This must be accompanied or preceded by a prospectus.

AGILEX FUNDS
Principal Protected Total Index Series I
December 31, 2005

PORTFOLIO COMPOSITION:

U.S. Treasury Security	89.89%
Options	3.22%
Total Investments	93.11%
Cash and other assets, less liabilities	6.89%
Net Assets	100.00%

EXPENSE EXAMPLES:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as sales charges, wire fees and low balance fees ; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,024.50	$21.79
Hypothetical
(5% return before expenses)	1,000.00	1,001.83	21.56

*
Expenses are equal to the Fund’s annualized expense ratio of 4.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.45% for the six-month period of July 1, 2005, to December 31, 2005.

AGILEX FUNDS
Principal Protected LS Series I
December 31, 2005

The AGILEX PP LS Series I Fund returned (6.41)% for the year. That was below the S&P 500 Index which was up 4.91% for 2005. The Fund’s primary investment objective is to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. The secondary objective is to protect a shareholder’s Protected Amount at the end of the same seven-year period. The two primary factors that hurt the market were the Fed raising rates and energy prices, which were far more volatile then most had anticipated. Because of elevated interest rates, yields moving from 4.15% to over 4.65%, and higher energy prices the Zero-Coupon bond in the Fund adversely affected the performance of the Fund. The net asset value of the Fund is driven, predominately, by the Zero-Coupon bond we hold as part of principal protection feature for the portfolio. This Zero-Coupon bond will mature at par but is subject to daily movement in the bond market. This year has been very poor for bonds with this hurting the performance of the Zero-Coupon bond held and impacting overall performance.

As we transition into 2006 the managed option portion of the Fund continues to perform well. During the course of 2005 there were a number of peaks and valleys in the market, which allowed us to utilize both call and put options in the Fund. By taking profits on our option positions when presented to us we were able to maintain and contribute to the investable cash portion of the Fund. This allows us to participate at a greater percentage in the equity option portion of the Fund. Currently, a number of our indicators we utilize have turned cautious, therefore we have reduced overall exposure in the equity markets. While further consolidation could occur over the near-term we remain very constructive on the market over the longer term as we head into 2006.

	1 Year Ended	Since
Total Return	12/31/05	Inception*
AGILEX PP LS Series I**	(6.41)%	(2.74)%
S&P 500 Index	4.91%	11.11%

*	While the Fund commenced operations on April 17, 2003, by initiating the sales of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**
Performance includes a maximum 4.25% front-end sales charge. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in value of an investment in the AGILEX PP LS Series I Fund and the S&P 500 Index if you had invested $10,000 on July 7, 2003. The graph and table do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past Performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction cost for rebalancing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This must be accompanied or preceded by a prospectus.

AGILEX FUNDS
Principal Protected LS Series I
December 31, 2005

PORTFOLIO COMPOSITION:

U.S. Treasury Security	90.74%
Options	8.72%
Total Investments	99.46%
Cash and other assets, less liabilities	0.54%
Net Assets	100.00%

EXPENSE EXAMPLES:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as sales charges, wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,001.10	$8.83
Hypothetical
(5% return before expenses)	1,000.00	1,016.25	8.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.11% for the six-month period of July 1, 2005, to December 31, 2005.

AGILEX FUNDS
Total Index Protected Growth Fund II
December 31, 2005

The AGILEX TIPGF II Fund returned (7.50)% for the year. That was below the S&P 500 Index which was up 4.91% for 2005. The Fund’s primary investment objective is to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. The secondary objective is to protect a shareholder’s Protected Amount at the end of the same seven-year period. The two primary factors that hurt the market were the Fed raising rates and energy prices, which were far more volatile then most had anticipated. Because of elevated interest rates, yields moving from 4.15% to over 4.65%, and higher energy prices the Zero-Coupon bond in the Fund adversely affected the performance of the Fund. The net asset value of the Fund is driven, predominately, by the Zero-Coupon bond we hold as part of principal protection feature for the Fund. This Zero-Coupon bond will mature at par but is subject to daily movement in the bond market. This year has been very poor for bonds with this hurting the performance of the Zero-Coupon bond held and impacting overall performance.

As we transition into 2006 the managed option portion of the portfolio continues to perform well. During the course of 2005 there were a number of peaks and valleys in the market, which allowed us to utilize both call and put options in the Fund. By taking profits on our option positions when presented to us we were able to maintain and contribute to the investable cash portion of the Fund. This allows us to participate at a greater percentage in the equity option portion of the Fund. Currently, a number of our indicators we utilize have turned cautious, therefore we have reduced overall exposure in the equity markets. While further consolidation could occur over the near-term we remain very constructive on the market over the longer term as we head into 2006.

	1 Year Ended	Since
Total Return	12/31/05	Inception*
AGILEX TIPGF II**	(7.50)%	(3.48)%
S&P 500 Index	4.91%	7.41%

*	While the Fund commenced operations on October 2, 2003, by initiating the sales of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**
Performance includes a maximum 4.50% front-end sales charge. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in value of an investment in the AGILEX TIPGF II Fund and the S&P 500 Index if you had invested $10,000 on January 5, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past Performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction cost for rebalancing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This must be accompanied or preceded by a prospectus.

AGILEX FUNDS
Total Index Protected Growth Fund II
December 31, 2005

PORTFOLIO COMPOSITION:

U.S. Treasury Security	84.19%
Options	2.87%
Total Investments	87.06%
Cash and other assets, less liabilities	12.94%
Net Assets	100.00%

EXPENSE EXAMPLES:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as sales charges, wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$992.90	$39.78
Hypothetical
(5% return before expenses)	1,000.00	985.40	39.63

*
Expenses are equal to the Fund’s annualized expense ratio of 7.92%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.71)% for the six-month period of July 1, 2005, to December 31, 2005.

AGILEX FUNDS
LS Protected Growth Fund II
December 31, 2005

The AGILEX LS Protected Growth Fund II returned (11.58)% for the year. That was below the S&P 500 Index which was up 4.91% for 2005. The Fund’s primary investment objective is to seek to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. The secondary objective is to protect a shareholder’s Protected Amount at the end of the same seven-year period. The two primary factors that hurt the market were the Fed raising rates and energy prices, which were far more volatile then most had anticipated. Because of elevated -interest rates, yields moving from 4.15% to over 4.65%, and higher energy prices the Zero-Coupon bond in the Fund adversely affected the performance of the Fund. The net asset value of the Fund is driven, predominately, by the Zero-Coupon bond we hold as part of principal protection feature for the Fund. This Zero-Coupon bond will mature at par but is subject to daily movement in the bond market. This year has been very poor for bonds with this hurting the performance of the Zero-Coupon bond held and impacting overall performance.

As we transition into 2006 the managed option portion of the Fund continues to perform well. During the course of 2005 there were a number of peaks and valleys in the market, which allowed us to utilize both call and put options in the Fund. By taking profits on our option positions when presented to us we were able to maintain and contribute to the investable cash portion of the Fund. This allows us to participate at a greater percentage in the equity option portion of the Fund. Currently, a number of our indicators we utilize have turned cautious, therefore we have reduced overall exposure in the equity markets. While further consolidation could occur over the near-term we remain very constructive on the market over the longer term as we head into 2006.

	1 Year Ended	Since
Total Return	12/31/05	Inception*
AGILEX LS Protected Growth Fund II**	(11.58)%	(7.69)%
S&P 500 Index	4.91%	7.41%

*	While the Fund commenced operations on October 2, 2003, by initiating the sales of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**
Performance includes a maximum 4.50% front-end sales charge. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in value of an investment in the AGILEX LS Protected Growth Fund II and the S&P 500 Index if you had invested $10,000 on January 5, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past Performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction cost for rebalancing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This must be accompanied or preceded by a prospectus.

AGILEX FUNDS
LS Protected Growth Fund II
December 31, 2005

PORTFOLIO COMPOSITION:

U.S. Treasury Security	84.50%
Options	14.57%
Total Investments	99.07%
Cash and other assets, less liabilities	0.93%
Net Assets	100.00%

EXPENSE EXAMPLES:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as sales charges, wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$963.30	$33.40
Hypothetical
(5% return before expenses)	1,000.00	991.25	33.88

*
Expenses are equal to the Fund’s annualized expense ratio of 6.75%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.67)% for the six-month period of July 1, 2005, to December 31, 2005.

AGILEX FUNDS
Total Index Growth Fund III
December 31, 2005

The AGILEX TIGF III Fund returned (6.65)% for the year. That was below the S&P 500 Index which was up 4.91% for 2005. The Fund’s primary investment objective is to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns. The secondary objective is to protect a shareholder’s Protected Amount at the end of the same seven-year period. The two primary factors that hurt the market were the Fed raising rates and energy prices, which were far more volatile then most had anticipated. Because of elevated interest rates, yields moving from 4.15% to over 4.65%, and higher energy prices the Zero-Coupon bond in the Fund adversely affected the performance of the Fund. The net asset value of the Fund is driven, predominately, by the Zero-Coupon bond we hold as part of principal protection feature for the portfolio. This Zero-Coupon bond will mature at par but is subject to daily movement in the bond market. This year has been very poor for bonds with this hurting the performance of the Zero-Coupon bond held and impacting overall performance.

As we transition into 2006 the managed option portion of the Fund continues to perform well. During the course of 2005 there were a number of peaks and valleys in the market, which allowed us to utilize both call and put options in the Fund. By taking profits on our option positions when presented to us we were able to maintain and contribute to the investable cash portion of the Fund. This allows us to participate at a greater percentage in the equity option portion of the Fund. Currently, a number of our indicators we utilize have turned cautious, therefore we have reduced overall exposure in the equity markets. While further consolidation could occur over the near-term we remain very constructive on the market over the longer term as we head into 2006.

	1 Year Ended	Since
Total Return	12/31/05	Inception*
AGILEX TIGF III**	(6.65)%	(0.10)%
S&P 500 Index	4.91%	7.89%

*	While the Fund commenced operations on March 24, 2004, by initiating the sales of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning June 7, 2004.

**
Performance includes a maximum 4.75% front-end sales charge. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in value of an investment in the AGILEX TIGF III Fund and the S&P 500 Index if you had invested $10,000 on June 7, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past Performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction cost for rebalancing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This must be accompanied or preceded by a prospectus.

AGILEX FUNDS
Total Index Growth Fund III
December 31, 2005

PORTFOLIO COMPOSITION:

U.S. Treasury Security	69.61%
Options	6.74%
Total Investments	76.35%
Cash and other assets, less liabilities	23.65%
Net Assets	100.00%

EXPENSE EXAMPLES:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as sales charges, wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,002.20	$36.69
Hypothetical
(5% return before expenses)	1,000.00	988.59	36.44

*
Expenses are equal to the Fund’s annualized expense ratio of 7.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.22% for the six-month period of July 1, 2005, to December 31, 2005.

AGILEX FUNDS
Principal Protected LS Series I: Schedule of Investments
December 31, 2005

	Face	Market
	Amount	Value
Fixed Income Security — 89.89%
U.S. Treasury Security — 89.89%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $2,728,249)	3,169,000	$2,632,556

	Number of
	Contracts
Options — 3.22%
Call Option — 3.22%
S&P Mid-Cap 400 Index
September 2006, strike price @$700	5	37,425

iShares Russell 2000 Index
January 2007, strike price @$60	15	16,875

Nasdaq-100 Index Tracking Stock
January 2007, strike price @$35	50	40,000

Total Options		94,300
(Cost $103,610)

Total Investments — 93.11%		2,726,856
(Cost $2,831,859)

Cash and other assets
less liabilities — 6.89%		201,717
TOTAL NET ASSETS — 100%		$2,928,573

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Principal Protected Total Index Series I: Schedule of Investments
December 31, 2005

	Face	Market
	Amount	Value
Fixed Income Security — 90.74%
U.S. Treasury Security — 90.74%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $385,817)	448,000	$372,161

	Number of
	Contracts
Option — 8.72%
Call Option — 8.72%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $36,346)	2	35,750

Total Investments — 99.46%		407,911
(Cost $422,163)

Cash and other assets
less liabilities — 0.54%		2,235
TOTAL NET ASSETS — 100%		$410,146

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Total Index Protected Growth Fund II: Schedule of Investments
December 31, 2005

	Face
	Amount	Value
Fixed Income Security — 84.19%
U.S. Treasury Security — 84.19%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $5,286,426)	6,396,000	$5,219,072

	Number of
	Contracts
Options — 2.87%
Call Options — 2.87%
S&P 500 Composite Stock Index
December 2006, strike price @$1,200	5	61,125

S&P Mid-Cap 400 Index
September 2006, strike price @$700	5	37,425

iShares Russell 2000 Index
January 2007, strike price @$60	35	39,875

Nasdaq-100 Index Tracking Stock
January 2007, strike price @$35	50	40,000

Total Options		177,925
(Cost $192,735)

Total Investments — 87.06%		5,396,997
(Cost $5,479,161)

Cash and other assets
less liabilities — 12.94%		802,059
TOTAL NET ASSETS — 100%		$6,199,056

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
LS Protected Growth Fund II: Schedule of Investments
December 31, 2005

	Face
	Amount	Value
Fixed Income Security — 84.50%
U.S. Treasury Security — 84.50%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $210,626)	254,000	$207,261

	Number of
	Contracts
Option — 14.57%
Call Options — 14.57%
S&P 500 Composite Stock Index
December 2006, strike price @$1,125
(Cost $36,346)	2	35,750

Total Investments — 99.07%		243,011
(Cost $246,972)

Cash and other assets
less liabilities — 0.93%		2,274
TOTAL NET ASSETS — 100%		$245,285

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Total Index Growth Fund III: Schedule of Investments
December 31, 2005

	Face
	Amount	Value
Fixed Income Security — 69.61%
U.S. Treasury Security — 69.61%
U.S. Treasury Strips
0.00%, due 5/15/11
(Cost $1,995,265)	2,523,000	$2,011,966

	Number of
	Contracts
Options — 6.74%
Call Options — 6.74%
S&P Mid-Cap 400 Index
September 2006, strike price @$700	5	37,425

S&P 500 Composite Stock Index
December 2006, strike price @$1,200	5	61,125

iShares Russell 2000 Index
January 2007, strike price @$60	50	56,250

Nasdaq-100 Index Tracking Stock
January 2007, strike price @$35	50	40,000

Total Options		194,800
(Cost $213,530)

Total Investments — 76.35%		2,206,766
(Cost $2,208,795)

Cash and other assets
less liabilities — 23.65%		683,436
TOTAL NET ASSETS — 100%		$2,890,202

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

	Principal	Total Index
	Protected	Principal	Protected	LS Protected	Total Index
	Total Index	Protected	Growth	Growth	Growth
	Series I	LS Series I	Fund II	Fund II	Fund III
ASSETS:
Investment Securities at Cost	$2,728,249	$385,817	$5,286,426	$210,626	$1,995,265
Options Purchased at Cost	103,610	36,346	192,735	36,346	213,530
Total Cost	$2,831,859	$422,163	$5,479,161	$246,972	$2,208,795

Investment Securities at Fair Value	$2,632,556	$372,161	$5,219,072	$207,261	$2,011,966
Options Purchased at Fair Value	94,300	35,750	177,925	35,750	194,800
Cash	256,548	6,216	850,722	4,354	691,284
Reimbursement due from Administrator	1,087	—	2,060	—	1,850
Reimbursement due from Advisor	656,706	143,282	613,521	84,340	145,332
Prepaid Expenses	5,820	713	12,646	359	5,320
Total Assets	3,647,017	558,122	6,875,946	332,064	3,050,552

LIABILITIES:
Capital Shares Redeemed	8,678	—	1,200	—	—
Other Payables:
Accrued Administrative Fees	656,706	143,282	613,521	84,340	145,332
Administrative Fees	5,829	772	12,579	486	5,773
Advisory Fees	1,258	43	2,707	28	1,129
Distribution and Service Fees	3,206	463	5,706	217	2,668
Trustees' Fees	2,089	179	2,101	74	556
Professional Services Fees	36,837	2,858	35,217	1,196	3,892
Accrued Expenses	3,841	379	3,859	438	1,000
Total Liabilities	718,444	147,976	676,890	86,779	160,350
Net Assets	$2,928,573	$410,146	$6,199,056	$245,285	$2,890,202

NET ASSETS CONSIST OF:
Paid-in Capital	$3,217,066	$450,396	$6,451,818	$269,618	$2,836,477
Accumulated Net Realized Gain (Loss)
on Investments	(183,490)	(25,998)	(170,598)	(20,372)	55,754
Net Unrealized Depreciation on Investments	(105,003)	(14,252)	(82,164)	(3,961)	(2,029)
Total Net Assets	$2,928,573	$410,146	$6,199,056	$245,285	$2,890,202

MAXIMUM OFFERING PRICE PER SHARE:
Net Assets	$2,928,573	$410,146	$6,199,056	$245,285	$2,890,202
Shares Outstanding (unlimited authorized, $.01 par value)	305,165	43,847	636,460	27,471	294,437
NET ASSET VALUE PER SHARE	$9.60	$9.35	$9.74	$8.93	$9.82
MAXIMUM OFFERING PRICE PER SHARE
(Net Asset Value Per Share/(100% — maximum sales charge)(a)	$10.03	$9.77	$10.20	$9.35	$10.31

(a)
The maximum sales charge for Principal Protected Total Index Series I, Principal Protected LS Series I, Total Index Protected Growth Fund II, LS Protected Growth Fund II and Total Index Growth III are 4.25%, 4.25%, 4.50%, 4.50%, and 4.75%, respectively.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

		Total
	Principal	Index		LS
	Protected	Principal	Protected	Protected	Total Index
	Total Index	Protected	Growth	Growth	Growth
	Series I	LS Series I	Fund II	Fund II	Fund III

INVESTMENT INCOME

Income:
Interest	$65,150	$18,106	$133,716	$7,212	$119,763

Total Income	65,150	18,106	133,716	7,212	119,763

EXPENSES:
Advisory Fees	10,950	783	18,845	339	19,382
Distribution and Service Fees
Blue Class	16,159	3,484	44,910	2,646	41,150
Green Class	351	280	—	—	—
Professional Services	20,488	3,365	79,425	3,793	80,227
Administration Fees	48,067	10,017	97,704	6,135	84,650
Registration and Filing Expenses	1,079	324	2,132	153	1,967
Trustees' Fees and Expenses	3,308	642	14,668	304	11,183
Other Expenses	16,356	3,723	28,909	2,451	18,787

Total Expenses	116,758	22,618	286,593	15,821	257,346

Net Investment Loss	(51,608)	(4,512)	(152,877)	(8,609)	(137,583)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain(loss) on investments	62,907	(4,099)	228,471	16,529	502,502
Net change in unrealized appreciation (depreciation) on investments	(66,865)	(15,697)	(307,951)	(33,904)	(538,751)
Net realized and unrealized loss on investments	(3,958)	(19,796)	(79,480)	(17,375)	(36,249)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(55,566)	$(24,308)	$(232,357)	$(25,984)	$(173,832)

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2005

	Principal Protected Total Index Series I		Principal Protected LS Series I

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004
DECREASE IN NET ASSETS
OPERATIONS
Net Investment Loss	$(51,608)	$(48,133)	$(4,512)	$(26,679)
Net Realized Gain (Loss)	62,907	(60,447)	(4,099)	(21,899)
Change in Net Unrealized Appreciation (Depreciation)	(66,865)	101,329	(15,697)	17,712
Net Decrease in Net Assets Resulting from Operations	(55,566)	(7,251)	(24,308)	(30,866)

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	—	—	—	(14,548)
Green Shares
Distribution from Net Realized Gain	—	—	—	(1,590)
Net Decrease in Net Assets Due to Distributions	—	—	—	(16,138)

CAPITAL SHARE TRANSACTIONS:
Net Decrease in Net Assets Resulting from
Capital Share Transactions	(2,151,101)	(1,483,419)	(514,923)	(417,304)
Shares Issued in Connection with the Fund Merger of Agilex Funds	1,947,999	—	—	—
Shares Issued in Connection with the Class Merger of Agilex Funds	2,850	—	2,833	—
Net Increase from Payments Received by Administrator	1,087	—	—	—

	(199,165)	(1,483,419)	(512,090)	(417,304)
Total Decrease in Net Assets	(254,731)	(1,490,670)	(536,398)	(464,308)
Net Assets, Beginning of Year	3,183,304	4,673,974	946,544	1,410,852
Net Assets, End of Year	$2,928,573	$3,183,304	$410,146	$946,544
Undistributed Accumulated Net Investment Income	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2005

	Total Index Protected Growth Fund II		LS Protected Growth Fund II

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004

INCREASE IN NET ASSETS
OPERATIONS
Net Investment Loss	$(152,877)	$(97,739)	$(8,609)	$(20,959)
Net Realized Gain (Loss)	228,471	(237,219)	16,529	(36,898)
Change in Net Unrealized Appreciation (Depreciation)	(307,951)	272,827	(33,904)	29,943
Net Decrease in Net Assets from Operations	(232,357)	(62,131)	(25,984)	(27,914)

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions	(2,799,814)	(1,904,109)	(171,827)	(247,581)
Shares Issued in Connection with the Merger of Agilex Funds	3,069,936	—	—	—
Net Increase from Payments Received by Administrator	2,060	—	—	—
	272,182	(1,904,109)	(171,827)	(247,581)
Total Increase (Decrease) in Net Assets	39,825	(1,966,240)	(197,811)	(275,495)

Net Assets, Beginning of Year	6,159,231	8,125,471	443,096	718,591
Net Assets, End of Year	$6,199,056	$6,159,231	$245,285	$443,096
Undistributed Accumulated Net Investment Income	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2005

	Total Index
	Growth Fund III
	For the	For the
	Year Ended	Period Ended
	December 31, 2005	December 31, 2004*
INCREASE IN NET ASSETS
OPERATIONS
Net Investment Loss	$(137,583)	$(19,524)
Net Realized Gain (Loss)	502,502	(151,109)
Change in Net Unrealized
Appreciation (Depreciation)	(538,751)	536,722

Net Increase (Decrease) in Net Assets
from Operations	(173,832)	366,089

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Distributions from Net Realized Gain	(226,197)	—
Net Decrease in Net Assets Due to Distributions	(226,197)	—

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,380,747)	5,303,039
Net Increase from Payments Received by Administrator	1,850	—
	(2,378,897)	5,303,039
Total Increase (Decrease) in Net Assets	2,778,926	5,669,128
Net Assets, Beginning of Year	5,669,128	—
Net Assets, End of Year	$2,890,202	$5,669,128
Undistributed Accumulated Net Investment Income	$—	$—

* Commencement of operations was March 24, 2004 for the Total Index Growth Fund III.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

Principal Protected Total Index Series I
	For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2005	December 31, 2004		December 31, 2003*
Net Asset Value, Beginning of Period	$9.77	$9.81		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.23)	(0.13)		(0.19)
Net Realized and Unrealized Gain on Investments	0.06	0.09		0.00	(c)

Total from Investment Operations	(0.17)	(0.04)		(0.19)

Net Asset Value - End of Period	$9.60	$9.77		$9.81

Total Return (a)	(1.74)%	(0.41)%		(2.00	)%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$2,929	$3,086		$4,092

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	5.32%	8.65	%(e)	6.90	%***(e)
After Expense Waivers and Reimbursements	5.32%	4.27%		5.29	%***

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.35)%	(5.68	)%(e)	(4.41	)%***(e)
After Expense Waivers and Reimbursements	(2.35)%	(1.31)%		(2.80	)%***

Portfolio Turnover Rate (d)	34%	0%		48%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)
Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.
(c)	Amount represents less than $0.005 per share.
(d)	Does not include the effect of short-term options.
(e)
Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund was required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $62,406 and $147,018, respectively.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

Principal Protected LS Series I
	For the Year Ended	For the Year Ended		For the Period Ended
	December 31, 2005	December 31, 2004		December 31, 2003*
Net Asset Value, Beginning of Period	$9.57	$9.92		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.07)	(0.22)		(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)	0.03		0.26

Total from Investment Operations	(0.22)	(0.19)		0.07

Less Distributions:
Distributions from Net Realized Gains	0.00	(0.16)		(0.15)

Total Distributions	0.00	(0.16)		(0.15)

Net Asset Value - End of Period	$9.35	$9.57		$9.92

Total Return (a)	(2.30)%	(1.88)%		0.67%	(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$410	$848		$1,311

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	3.63%	12.87	%(d)	9.24	%***(d)
After Expense Waivers and Reimbursements	3.63%	5.13%		5.17	%***

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(0.72)%	(10.00	)%(d)	(6.76	)%***(d)
After Expense Waivers and Reimbursements	(0.72)%	(2.26)%		(2.69	)%***

Portfolio Turnover Rate (c)	26%	0%		101%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)
Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)
Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,687 and $87,781, respectively.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

Total Index Protected Growth Fund II
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004		For the Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.33)	(0.13)		0.00
Net Realized and Unrealized Gain (Loss)
On Investments	0.01	0.19		0.00

Total from Investment Operations	(0.32)	0.06		0.00

Net Asset Value - End of Period	$9.74	$10.06		$10.00

Total Return (a)	(3.18)%	0.60%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$6,199	$6,159		$8,125

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	6.40%	9.45	%(d)	3.00	%***(d)
After Expense Waivers and Reimbursements	6.40%	4.33%		0.42	%***

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(3.42)%	(6.51	)%(d)	(2.58	)%***(d)
After Expense Waivers and Reimbursements	(3.42)%	(1.38)%		0.00	%***

Portfolio Turnover Rate (c)	33%	59%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)
Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)
Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $238,947.

N/A Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

LS Protected Growth Fund II
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004		For the Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.65	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.30)	(0.27)		0.00
Net Realized and Unrealized Loss on Investments	(0.42)	(0.08)		(0.00	)(c)

Total from Investment Operations	(0.72)	(0.35)		0.00

Net Asset Value - End of Period	$8.93	$9.65		$10.00

Total Return (a)	(7.46)%	(3.50)%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$245	$443		$719

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	6.07%	21.21	%(e)	2.99	%***(e)
After Expense Waivers and Reimbursements	6.07%	5.16%		0.44	%***

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(3.30)%	(18.86	)%(e)	(2.54	)%***(e)
After Expense Waivers and Reimbursements	(3.30)%	(2.81)%		0.00	%***

Portfolio Turnover Rate (d)	59%	63%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)
Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.
(c)	Amount represents less than $0.01 per share.
(d)	Does not include the effect of short-term options.
(e)
Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $86,044.

N/A Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

Total Index Growth Fund III
	For the Year Ended	For the Period Ended
	December 31, 2005	December 31, 2004*

Net Asset Value, Beginning of Period	$10.70	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss**	(0.34)	(0.04)
Net Realized and Unrealized Gain On Investments	0.11	0.74
Total from Investment Operations	(0.23)	0.70

Less Distributions:
Distributions from Net Realized Gains	(0.65)	0.00

Total Distributions	(0.65)	0.00

Net Asset Value - End of Period	$9.82	$10.70

Total Return (a)	(1.93)%	7.00%

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$2,890	$5,669

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	6.39%	10.15	%***(c)
After Expense Waivers and Reimbursements	6.39%	3.00%

Ratio of Net Investment Loss to Average Net Assets
Before Expense Waivers and Reimbursements	(3.42)%	(7.62	)%***(c)
After Expense Waivers and Reimbursements	(3.42)%	(0.47)%

Portfolio Turnover Rate (b)	35%	20%

*	Commencement of operations was March 24, 2004.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)
The return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Does not include the effect of short-term options.
(c)
Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $154,416.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

A.
Organization: AGILEX Funds (the “Trust”) was organized as a Delaware statutory trust on March 26, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of December 31, 2005, the Trust is comprised of three series (“Series I”, “Series II” and “Series III”). Series I consists of two portfolios: Principal Protected Total Index Series I and Principal Protected LS Series I, Series II is also comprised of two portfolios: Total Index Protected Growth Fund II and LS Protected Growth Fund II, and Series III is comprised of one portfolio: Total Index Growth Fund III (individually a “Fund” and collectively the “Funds”). The primary investment objective of the Funds is to meet or exceed the performance of S&P 500 Index over a seven-year period with absolute returns. The secondary objective of the Funds is to protect a shareholder’s Protected Amount at the end of the seven-year period (the “Protected Amount”).

The offering period for Series I, Series II and Series III was February 20, 2003 through June 20, 2003, September 2, 2003 through December 29, 2003, and February 17, 2004 through May 31, 2004, respectively. Each Fund in Series I was seeded with $20,000 in capital for 2,000 seed shares by AGILEX Advisers LLC (the “Adviser”), formerly Black Diamond Asset Management LLC. Shares were sold to the public and operations commenced on April 17, 2003 for each Fund in Series I, October 2, 2003 for each Fund in Series II and March 24, 2004 for the Fund in Series III. The Investment Date, when the Adviser began investment operations to meet the Funds’ investment objectives, was July 7, 2003, January 5, 2004 and June 7, 2004 for Series I, Series II, and Series III, respectively.

For the period January 1, 2005 through December 2, 2005, the Principal Protected Total Index Series I (formerly Principal Protected 500 Series I) had two classes of shares: Blue and Green. On December 2, 2005, the Fund redeemed 300 outstanding Green shares (valued at $9.50 per share) for 299 Blue shares (valued at $9.54 per share) pursuant to an action approved by the Board of Trustees. Subsequent to December 2, 2005 the Fund only has Blue shares outstanding.

For the period January 1, 2005 through December 2, 2005, the Principal Protected LS Series I had two classes of shares: Blue and Green. On December 2, 2005, the Fund redeemed 309 outstanding Green shares (valued at $9.17 per share) for 309 Blue shares (valued at $9.18 per share) pursuant to an action approved by the Board of Trustees. Subsequent to December 2, 2005 the Fund only has Blue shares outstanding.

B.
Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

1.
Security Valuation. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices or current market quotations or calculations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last bid price. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Options are valued using the mean between the ask and bid prices. U.S. Government securities values are based upon latest quoted bid price. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. All other securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees and in accordance with procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.
Zero Coupon Treasuries. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a discount from their face value and do not pay current interest to holder prior to maturity. The discount approximates the total interest the securities will accrue and compound over the period to maturity at a rate of interest reflecting the market rate at the time of purchase. The original issue discount on the zero coupon securities is amortized using the effective interest method and included in the income of a Fund, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities may be subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

3.
Options on Fixed-Income, Equity Securities and Indices. Each Fund may purchase or write exchange-traded or OTC put and call options on fixed-income securities, equity securities, exchange traded funds and stock indices. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expired unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. A Fund may employ these investment strategies to enhance its performance or to hedge against a decline in the value of securities owned by the Funds. However, the Adviser will purchase put options for the Funds (except the Principal Protected LS Series I and LS Protected Growth Fund II “LS Funds”) only as a risk reducing technique. A stock index option and an exchange-traded fund option are an option contract whose value is based on the value of a stock index or exchange traded fund at some future point in time. When writing call and put options, the Funds will “cover” these positions by purchasing a call or put option on the same index or security. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at the exercise price. In a purchase of a call or put option, the Fund records an amount equal to the premium paid as cost and marks-to-market on a daily basis based upon the current market price of the call option or put option. When call or put options are closed a realized gain or loss is recorded.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

4.
Accounting for Investments. Security transactions are accounted for on the trade date basis. Realized gains and losses on the sale of investment securities are determined by the identified cost method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives.

5.
Federal Income Taxes. The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

6.
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of a Fund. At December 31, 2005, net investment loss of $51,608, $4,512, $152,877, $8,609, and $87,665 was reclassified to paid in capital for the Principal Protected Total Index Series I, Principal Protected LS Series I, Total Index Protected Growth Fund II, LS Protected Growth Fund II, and Total Index Growth Fund III, respectively. Net investment loss of $49,918 was reclassified to short-term gains for the Total Index Growth Fund III.

C.	Fund Mergers

Series I

On December 2, 2005, the Principal Protected Total Index Series I (formerly Principal Protected 500 Series I) (Blue shares) (the “Acquiring Fund”) acquired all the net assets of the Principal Protected 100 Series I (Blue and Green shares), Principal Protected 400 Series I (Blue and Green shares), and Principal Protected 2000 Series I (Blue and Green shares) (collectively the “Acquired Funds”) pursuant to a Plan of Reorganization and Termination approved by the Board of Trustees on September 29, 2005. The acquisition was accomplished by a tax-free exchange of the Acquired Funds shares for Blue shares of the Acquiring Fund, illustrated below:

Acquired Fund	Shares	Shares of Acquiring Fund
PP 100 Series I - Blue shares	88,435.61	83,337.12
PP 100 Series I - Green shares	301.55	284.48
PP 400 Series I - Blue shares	59,964.77	56,572.75
PP 400 Series I - Green shares	307.85	302.21
PP 2000 Series I - Blue shares	60,640.90	63,359.01
PP 2000 Series I - Green shares	322.85	326.24

The Acquired Funds net assets on the date of reorganization, including unrealized depreciation and capital loss carryforwards, if any, were combined with the Acquiring Fund’s net assets, illustrated below.

Acquired Fund	Net Assets	Unrealized Depreciation	Loss Carryforward
PP 100 Series I	$797,805	$(31,270)	$(108,586)
PP 400 Series I	607,557	(16,393)	—)
PP 2000 Series I	542,638	(12,921)	(59,556)
Total	$1,948,000	$(60,584)	$(168,142)

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

The aggregate net assets of the Acquired Funds and Acquiring Fund immediately before the acquisition were $1,948,000 and $1,091,551, respectively. The combined net assets immediately after the acquisition amounted to $3,039,551 for 204,182 shares outstanding.

Series II

On December 2, 2005, the Total Index Protected Growth Fund II (the “Acquiring Fund”) acquired all the net assets of the 100 Protected Growth Fund II, 400 Protected Growth Fund II, 500 Protected Growth Fund II, and 2000 Protected Growth Fund II (collectively the “Acquired Funds”) pursuant to a Plan of Reorganization and Termination approved by the Board of Trustees on September 29, 2005.
The acquisition was accomplished by a tax-free exchange of the Acquired Funds shares for shares of the Acquiring Fund, illustrated below:

Acquired Fund	Shares	Shares of Acquiring Fund
100 PGF II	100,965.05	111,367.30
400 PGF II	57,471.37	88,383.09
500 PGF II	108,056.14	59,408.61
2000 PGF II	56,546.87	54,352.00

The Acquired Funds net assets on the date of reorganization, including unrealized depreciation and capital loss carryforwards, if any, were combined with the Acquiring Fund’s net assets, illustrated below.

Acquired Fund	Net Assets	Unrealized Depreciation	Loss Carryforward
100 PGF II	$865,567	$(11,528)	$(142,888)
400 PGF II	581,746	(31,880)	—
500 PGF II	1,090,383	(2,876)	—
2000 PGF II	532,240	(846)	(13,437)
Total	$3,069,936	$(47,130)	$(156,325)

The aggregate net assets of the Acquired Funds and Acquiring Fund immediately before the acquisition were $3,069,936 and $3,464,508, respectively. The combined net assets immediately after the acquisition amounted to $6,534,444 for 313,511 shares outstanding.

D. Adviser Fee

The Funds retains AGILEX Advisers LLC (the “Adviser”) to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Adviser manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Funds (except the LS Funds and the Total Index Growth Fund III), pay the Adviser a fee as a percentage of aggregate average daily net assets of all the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets. For the year ended December 31, 2005, the Adviser earned fees of $10,950 and $18,845 from the Principal Protected Total Index Series I and Total Index Protected Growth Fund II, respectively.

The Total Index Growth Fund III pays the Adviser a fee as a percentage of aggregate average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; plus 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets. For the year ended December 31, 2005, the Adviser earned fees of $19,382 from the Total Index Growth Fund III.

The LS Funds pay the Adviser a fee as a percentage of the Fund’s average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund. For the year ended December 31, 2005, the Adviser earned fees of $783 and $339 from the Principal Protected LS Series I and LS Protected Growth Fund II, respectively.

With respect to the Series II Funds (except the LS Fund II), the Adviser has contractually agreed with the Trust to limit its management fee with respect to each Series II Fund so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (i) 0.20% of the average daily net assets of each such Fund invested in Designated Treasury Securities, plus (ii) 1.00% of the average daily net assets of each such Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by a Fund exceed 0.50% of its average daily net assets. This arrangement will remain in effect until December 31, 2005 and will be considered for renewal by the Adviser and the Trust’s Board of Trustees on an annual basis.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

For the fiscal year ended December 31, 2005, there were no payments due under the contractual agreement described above.

At December 31, 2005, there were net payables to the Adviser of $1,258, $43, $2,707, $28, and $1,129 for the Principal Protected Total Index Series I, Principal Protected LS Series I, Total Index Protected Growth Fund II, LS Protected Growth Fund II, and Total Index Growth Fund III, respectively.

E.
Distributor: Citco Mutual Fund Distributors, Inc. (the “Distributor”) is the distributor of the shares of the Funds and provides distribution services pursuant to Distribution Plans (the “Plans”) in accordance with Rule 12b-1 under the Act. Commencing with the Funds’ Investment Dates, the Funds pay quarterly fees at an annual rate of 0.50% of average net assets for Series I and 0.75% of average net assets for Series II and III. In addition, subject to the maximum fees payable under the Plans, the Trust pays the Distributor an annual fee of $18,000. The Trust allocates the aggregate fee among the Funds based on each Fund’s respective net assets. For the year ended December 31, 2005 the Distributor earned fees of $16,510, $3,764, $44,910, $2,646, and $41,150 for the Principal Protected Total Index Series I, Principal Protected LS Series I, Total Index Protected Growth Fund II, LS Protected Growth Fund II, and Total Index Growth Fund III, respectively. At December 31, 2005 there were net payables to the Distributor in the amount of $3,206, $463, $5,706, $217, and $2,668 Principal Protected Total Index Series I, Principal Protected LS Series I, Total Index Protected Growth Fund II, LS Protected Growth Fund II, and Total Index Growth Fund III, respectively.

F.	Allocation of Expenses: Direct expenses are charged to the respective Funds and general Trust expenses are allocated to each Fund on the basis of relative net assets.

G.	Purchases and Sales of Securities: For the fiscal year ended December 31, 2005, purchases and sales of government securities, excluding short-term investments, are as follows:

Fund	Purchases	Sales
Principal Protected Total Index Series I	$420,965	$2,293,390
Principal Protected LS Series I	107,552	553,167
Total Index Protected Growth Fund II	222,207	1,920,273
LS Protected Growth Fund II	77,649	184,536
Total Index Growth Fund III	450,358	2,289,346

For the fiscal year ended December 31, 2005, purchases and sales of long-term options purchased are as follows:

Fund	Purchases	Sales
Principal Protected Total Index Series I	$228,403	$319,571
Principal Protected LS Series I	36,346	—
Total Index Protected Growth Fund II	917,880	464,536
LS Protected Growth Fund II	36,346	—
Total Index Growth Fund III	543,075	460,175

At December 31, 2005, the cost and net unrealized appreciation of investments for tax purposes was as follows:

	Principal	Principal	Total Index		Total
	Protected Total	Protected	Protected	LS Protected	Index Growth
	Index Series I	LS Series I	Growth Fund II	Growth Fund II	Fund III
Cost	$2,829,100	$424,054	$5,464,351	$246,376	$2,190,065
Gross Appreciation	$—	$—	$—	$—	$16,701
Gross (Depreciation)	(102,244)	(16,143)	(67,354)	(3,365)	—

Net App. (Dep.) on
Investments	$(102,244)	$(16,143)	$(67,354)	$(3,365)	$16,701

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

H. Capital Share Transactions: Transactions for the Funds for the periods shown below were as follows:

	Shares

	Issued in	Issued in
	Connection	Connection		Issued as		Net
	with Class	with Fund		Reinvestment		Increase/
Fund	Mergers	Mergers	Sold	of Dividends	Redeemed	(Decrease)

Total Index Growth Fund I
Blue Shares
Year Ended 12/31/05	299)	204,182	—	—	(215,292)	(10,811)
Year Ended 12/31/04	—	—)	—	—	(100,274)	(100,274)
Green Shares
Year Ended 12/31/05	(300)	—	—	—	(9,725)	(10,025)
Year Ended 12/31/04	—	—	—	—	(49,317)	(49,317)
Principal Protected LS Series I
Blue Shares
Year Ended 12/31/05	309)	—	—	—	(45,110)	(44,801)
Year Ended 12/31/04	—	—)	—	1,612)	(45,125)	(43,513)
Green Shares
Year Ended 12/31/05	(309)	—	—	—	(9,935)	(10,244)
Year Ended 12/31/04	—)	—	—	172)	(50)	122)
Total Index Protected Growth Fund II
Year Ended 12/31/05	—	313,511)	—	—	(289,589)	23,922)
Year Ended 12/31/04	—	—)	—	—	(200,009)	(200,009)
Principal Protected LS Series II
Year Ended 12/31/05	—	—)	—	—	(18,454)	(18,454)
Year Ended 12/31/04	—	—)	—	—	(25,935)	(25,935)
Total Index Growth Fund III
Year Ended 12/31/05	—	—)	—	22,745	(257,939)	(235,194)
Year Ended 12/31/04	—	—)	621,968	—	(92,337)	529,631)

	Dollars

	Issued in	Issued in
	Connection	Connection		Issued as		Net
	with Class	with Fund		Reinvestment		Increase/
Fund	Mergers	Mergers	Sold	of Dividends	Redeemed	(Decrease)

Total Index Growth Fund I
Blue Shares
Year Ended 12/31/05	2,849	1,948,000	—	—	$(2,054,410)	$(103,561)
Year Ended 12/31/04	—	—	—	—	(988,130)	(988,130)
Green Shares
Year Ended 12/31/05	(2,849)	—	—	—	(93,842)	(96,691)
Year Ended 12/31/04	—	—	—	—	(495,289)	(495,289)
Principal Protected LS Series I
Blue Shares
Year Ended 12/31/05	2,833)	—	—	—	(418,529)	(415,696)
Year Ended 12/31/04	—	—	—	14,884	(433,006)	(418,122)
Green Shares
Year Ended 12/31/05	(2,833)	—	—	—	(93,583)	(96,416)
Year Ended 12/31/04	—	—	—	1,586	(768)	818)
Total Index Protected Growth Fund II
Year Ended 12/31/05	—	3,069,936)	—	—	(2,799,814)	270,122)
Year Ended 12/31/04	—	—	—	—	(1,904,109)	(1,904,109)
Principal Protected LS Series II
Year Ended 12/31/05	—	—	—	—	(171,827)	(171,827)
Year Ended 12/31/04	—	—	—	—	(247,581)	(247,581)
Total Index Growth Fund III
Year Ended 12/31/05	—	—	—	219,493	(2,600,240)	(2,380,747)
Year Ended 12/31/04	—	—	6,219,685	—	(916,646)	5,303,039)

* Commencement of Operations for Series III was March 24, 2004

I.
Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005 Brian Steingo owned 26.35% of the LS Protected Growth Fund II.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

J. Distributions to Shareholders

The tax character of distributions during 2005 and 2004 was as follows:

Fund	Distributed Ordinary Income	2005 Distributed Long-Term Capital Gain	Distributed Capital	Distributed Ordinary Income	2004 Distributed Long-Term Capital Gain	Distributed Capital
Principal Protected LS Series I	$—	$—	$—	$16,138	$—	$—
Total Index Growth Fund III	126,520	99,677	—	—	—	—

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Principal Protected Total Index Series I	Principal Protected LS Series I	Total Index Protected Growth Fund II
Accumulated undistributed ordinary income	$—	$—	$—
Accumulated undistributed short-term capital gains/(capital loss carryforward)	(186,249)	(24,107)	(185,408)
Unrealized appreciation (depreciation)	(102,244)	(16,143)	(67,354)
	$(288,493)	$(40,250)	$(252,762)

	LS Protected Growth Fund II	Total Index Growth Fund III
Accumulated undistributed ordinary income	$—	$—
Accumulated undistributed short-term capital gains/(capital loss carryforward)	(20,968)	37,024
Unrealized appreciation (depreciation)	(3,365)	16,701
	$(24,333)	$53,725

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principals generally accepted in the United States of America. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are primarily due to differing book to tax treatment of mark-to-market of option contracts, deferrals of post-October losses, and losses on wash sales.

K. Capital Loss Carryforwards

	Amount	Expiration
Principal Protected Total Index Series I	$91,379	12/31/2012
	94,870	12/31/2013
Principal Protected LS Series I	4,004	12/31/2012
	20,103	12/31/2013
Total Index Protected Growth Fund II	123,004	12/31/2012
	62,404	12/31/2013
LS Protected Growth Fund II	10,008	12/31/2012
	10,960	12/31/2013

To the extent these loss carryfowards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

L. Change in Accountants

On December 10, 2004, Cohen McCurdy, Ltd. (“Cohen”) was selected to replace Deloitte & Touche LLP (“Deloitte”) as the Funds’ independent registered public accounting firm for 2005. The Funds’ selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Deloitte’s report dated March 9, 2005 on the Funds’ financial statements as of December 31, 2004 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Funds and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures with such disagreements, if not resolved to the satisfaction of Deloitte would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

Neither the Funds nor anyone on their behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

The financial information included therein is taken from the records of the Funds without audit by the Funds’ independent registered public accounting firm.

M. Subsequent Events

On January 16, 2006, the Adviser and the Funds received a letter requesting payment of an outstanding balance of approximately $200,000 incurred in connection with the organization of the Adviser and the Funds. The letter states that the Adviser and Funds must pay the outstanding balance or one of three settlement amounts offered to avoid a lawsuit. The Adviser believes the likelihood that the pending lawsuit or settlement will not have a material adverse financial impact on the Funds and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Funds.

Included in “Accrued administrative fees” are amounts due to the Trust’s previous administrator, J.P. Morgan Investor Services Co. (“JP Morgan”). Included in “Reimbursement due from advisor” is a corresponding reimbursement from the Adviser for such amounts in -accordance with the Trust’s expense limitation agreement with the Adviser regarding such amounts. On March 27, 2006, the Trust, the Adviser and JP Morgan entered into an agreement under which JP Morgan agreed to transfer any obligation to pay such amounts from the Trust to the Adviser. JP Morgan also agreed that the Trust shall not be liable for such amounts. In addition, effective as of March 27, 2006, the Trust’s Board of Trustees released the Adviser from the obligation to pay the reimbursement due from the Adviser relating to such amounts.

Quarterly Portfolio Holdings Schedule (Unaudited)

The Trust files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filings are available (i) without charge, upon request, by calling, toll free, 1-866-726-1700 and on the Funds' website at http://www.agilexfunds.com and (ii) on the SEC's website at http://www.sec.gov. The Form N-Q filings also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended December 31, 2005 is available (i) without charge, upon request, by calling, toll-free, 1-866-726-1700 and on the Funds’ website at http:// www.agilexfunds.com and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Fund’s Form N-PX will be available (i) without charge, upon request, by calling, toll free, 1-866-726-1700 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

AGILEX FUNDS
OTHER MATTERS
(Unaudited)

To The Shareholders and
Board of Trustees of
AGILEX Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the AGILEX Funds (the “Funds”), comprising the Principal Protected Total Index Series I, Principal Protected LS Series I, Total Index Protected Growth Fund II, LS Protected Growth Fund II, and the Total Index Growth Fund III as of December 31, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 2004 and the financial highlights for the periods indicated prior to December 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds as of December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
March 1, 2006 (except Note M, which is dated March 27, 2006)

AGILEX FUNDS
TRUSTEES AND OFFICERS
(Unaudited)

Trustees

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds of Trust Overseen

R. Carol Casey	Trustee	From 2003	Senior V.P. Inst. Business Group, Strong Capital	5
P.O. Box 147		to present	Management (12/00-10/01); Chief Investment Officer,
New Port Richey,			Massachusetts Pension Reserve Investment Management
FL 34656			Bd. (7/99-9/00); Chief Investment Officer, Maryland State
Age: 53			Retirement Agency (9/91-6/99).

Ali Fatemi, Ph.D.	Trustee	From 2003 to	Chairman, Department of Finance, DePaul University	5
2425 N. Orchard		present	(1998-Present); Head, Department of Finance, Kansas
Chicago, IL 60614			State University (1980-1998).
Age: 56

Officers

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds of Trust Overseen

Robert M. Gunville	President	October 2004	Chief Operating Officer of AGILEX Advisers LLC since	5
200 E. Broward		to present	2003. Chief Operating Officer of the Citizens Funds from
Blvd.			2000 to 2003. Before then, Vice President of Scudder
Suite 920			Kemper Investments.
Fort Lauderdale, FL
33301
Age: 44

Charles F. Fistel	Secretary	From 2003	Managing Member of AGILEX Holdings LLC and AGILEX	5
200 E. Broward	and Chief	to present	Advisers LLC since 2002. Managing Partner of Unisyn
Blvd.	Financial		Companies, Inc. from 1999 to 2002. Prior thereto, Executive
Suite 920	Officer		Vice President of Viragen, Inc.
Fort Lauderdale,
FL 33301
Age: 44

* Each Trustee serves until his or her retirement.
Each Officer is re-elected on an annual basis.
The Trust’s Statement of Additional Information includes additional information about each trustee and is available, without charge, upon request if you call 1-866-726-1700.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on December 2, 2005, the Board of Trustees of AGILEX Funds (the “Trust”), including the independent Trustees (the “Board”), approved the continuation of the Trust’s investment advisory agreement with AGILEX Advisers, LLC (“AGILEX”) for an additional one-year period and approved an amendment to the investment advisory agreement (the “Agreement”). In voting to approve the continuation of the Agreement and the amendment thereto, the Board considered the overall fairness of the Agreement and factors it deemed relevant with respect to each series of the Trust (each, a “Fund”) including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund under the Agreement; (2) the performance of each Fund relative to its benchmark; (3) the level of the fees and the overall expenses of each Fund and how those compared to other similar funds; (4) the costs of services provided to each Fund and the profitability of AGILEX; and (5) whether the Funds have been able to realize economies of scale. The Board did not identify any single factor or item of information as all-important or controlling.

Nature, Extent and Quality of Services

The Board evaluated the nature, extent and quality of services provided by AGILEX to each Fund. In this connection, the Board evaluated the role of AGILEX in serving as the investment adviser for the each Fund since its inception, particularly its ex-perience in actively managing the equity portion of each Fund using options and similar investments. The Board also noted that AGILEX has the capabilities and personnel to continue to provide a reasonable level of advisory and management services to each Fund. In addition, the Board considered information regarding AGILEX’s financial condition and ability to continue providing a reasonable level of services to each Fund.

Investment Performance

The Board evaluated the performance of each Fund relative to its benchmark index and peer group funds. The Board noted that each Fund’s total return performance for the one year period ended September 30, 2005 was lower than the Fund’s benchmark. In this connection, the Board considered AGILEX’s explanation that the lower performance was due primarily to the declines in the value of the zero coupon treasuries, which represent a substantial majority of each Fund’s assets. The Board noted that the performance of the actively managed equity portion of each Fund, however, compared favorably to the return of the S&P 500. The Board also considered that investments in the Fund are intended to be held until maturity and that the longer term performance of each Fund was reasonably likely to improve.

Fees and Expenses

The Board evaluated the fees and expenses of each Fund. The Board noted that the management fee for each Fund was less than funds with comparable investment objectives and strategies, but that each Fund’s total expenses were higher than such funds. The Board also considered that AGILEX agreed to lower its fees for certain of the Funds so that each Fund generally would be assessed an advisory fee at the same rate. In addition, AGILEX agreed to make the fee waivers permanent, which would be reflected in the investment advisory agreement. The Board also noted other action taken by AGILEX to seek to reduce the Trust’s expenses, including renegotiating the fees of certain service provider and lowering each Fund’s Rule 12b-1 fee.

Costs, Profitability and Economies of Scale

The Board evaluated the costs of operating each Fund and the profitability of AGILEX. The Board noted that AGILEX incurred losses in connection with rendering services to each Fund during the prior year. The Board further noted that each Fund’s relatively small asset base has limited each Fund’s ability to realize economies of scale but that AGILEX has taken significant steps to seek to reduce the Trust’s and each Fund’s expenses.

Conclusions

Based on the above considerations, the Board concluded that: (1) AGILEX has the capabilities and personnel to continue to provide a reasonable level of advisory and management services to each Fund; (2) the management fee payable by each Fund under the Agreement is reasonable in light of all of the foregoing factors; (3) AGILEX has taken reasonable steps to address each Fund’s total expenses; (4) the investment performance of the actively managed portion of each Fund is satisfactory and the long-term performance of the Funds is reasonably likely to improve; and (5) AGILEX and its owners are committed to providing continued quality services to each Fund. Accordingly, the Board determined in its business judgment to approve the continuation of the Agreement and the amendment thereto.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller. The Registrant did not make any amendments to its code of ethics during the covered period. The Registrant did not grant any waivers from any provisions of the code of ethics during the covered period. A copy of the code of ethics was included as an exhibit to the Registrant’s Form N-CSR filed on March 10, 2004. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at 1-866-726-1700.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fee: The aggregate fees billed for the last two fiscal years ended December 31, 2004 and December 31, 2005 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $198,000 and $77,865, respectively.

(b)
Audit-Related Fees: The aggregate fees billed for the last two fiscal years ended December 31, 2004 and December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

The fees billed to other entities in the investment company complex for the last two fiscal years ended December 31, 2004 and December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0, respectively.

(c)
Tax Fees: The aggregate fees billed for the last two fiscal years ended December 31, 2004 and December 31, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $15,600 and $18,000, respectively.

The fees billed to other entities in the investment company complex for the last two fiscal years ended December 31, 2004 and December 31, 2005 for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0, respectively.

(d)
All Other Fees: The aggregate fees billed for the last two fiscal years ended December 31, 2004 and December 31, 2005 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $13,000 and $5,250, respectively. These services related primarily to the independent verification by the principal accountant of certain securities held by the Registrant’s Series I Funds in connection with receiving a rating for these funds.

The fees billed to other entities in the investment company complex for the last two fiscal years ended December 31, 2004 and December 31, 2005 for products and services provided by the principal accountant, other than services reported in Items 4(a) through (c) that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0, respectively.

(e)	Pre-Approval Policies and Procedures:

(1)
The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2)	None of the services described in Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate Non-Audit Services: The aggregate non-audit fees billed during the last two fiscal years ended December 31, 2004 and December 31, 2005 by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $40,300 and $0, respectively.

(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 17, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)AGILEX Funds

By (Signature and Title)* /s/Robert M. Gunville
                   Robert M. Gunville     President

Date  04/12/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Gunville
                   Robert M. Gunville     President
Date 4/12/2006

By (Signature and Title)* /s/Charles F. Fistel
                   Charles F. Fistel                    Treasurer

Date 4/12/2006

* Print the name and title of each signing officer under his or her signature.